As filed with the Securities and Exchange             Registration No. 33-75964*
Commission on February 11, 1997                      Registration No. 811-2513


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 12 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(2) of Rule 485
      --------
         X         on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
      --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements:
33-75958; 33-75960; and 33-75994.

                                            VARIABLE ANNUITY ACCOUNT C
                                               CROSS REFERENCE SHEET



     FORM N-4                        PART A (PROSPECTUS)                                  LOCATION
     --------                        -------------------                                  --------
     ITEM NO.
     --------

        1           Cover Page...........................................   Cover Page

        2           Definitions..........................................   Definitions

        3           Synopsis.............................................   Prospectus Summary; Fee Table

        4           Condensed Financial Information......................   Condensed Financial Information

        5           General Description of Registrant,
                    Depositor, and Portfolio Companies...................   The Company; Variable Annuity
                                                                            Account C; The Funds

        6           Deductions and Expenses..............................   Charges and Deductions; Distribution

        7           General Description of Variable Annuity
                    Contracts ...........................................   Purchase; Miscellaneous

        8           Annuity Period.......................................   Annuity Period

        9           Death Benefit........................................   Death Benefit During Accumulation
                                                                            Period; Death Benefit Payable
                                                                            During the Annuity Period

        10          Purchases and Contract Value.........................   Purchase; Contract Valuation

        11          Redemptions..........................................   Right to Cancel; Withdrawals

        12          Taxes................................................   Tax Status

        13          Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                            Proceedings

        14          Table of Contents of the Statement of Additional
                    Information..........................................   Contents of the Statement of
                                                                            Additional Information






     Form N-4
     --------
     Item No.            Part B (Statement of Additional Information)                     Location
     -------             --------------------------------------------                     ---------

        15          Cover Page...........................................   Cover page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and
                                                                            History

        18          Services.............................................   General Information and
                                                                            History; Independent Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of
                                                                            Contracts

        20          Underwriters.........................................   Offering and Purchase of
                                                                            Contracts

        21          Calculation of Performance Data......................   Performance Data; Average
                                                                            Annual Total Return
                                                                            Quotations

        22          Annuity Payments.....................................   Annuity Payments

        23          Financial Statements.................................   Financial Statements



                                   Part C (Other Information)
                                   --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C

          AetnaPlus - Group Variable Annuity Contracts for Tax-Deferred
                       Annuity Plans (Section 403(b)) and
                   Defined Contribution Plans (Section 401(a))

                May 1, 1997 Supplement to May 1, 1997 Prospectus

                        St. John's Regional Health Center

The following is a negotiated provision regarding the deferred sales charge applicable to the St. John's Regional Health Center tax-deferred annuity plan. (See "Deferred Sales Charge - Reduction or Elimination of the Deferred Sales Charge.")


         Participants may withdraw up to 10% of the current Account Value annually without a deferred sales charge. This applies only to the first partial withdrawal in each calendar year. The 10% partial withdrawal amount will be calculated using the Account Value on the date of the withdrawal request. This provision is available to all Participants up to age 70-1/2 (instead of between the ages of 59-1/2 and 70-1/2). Any loans outstanding on a 403(b) Account are excluded from the Account Value when calculating the 10% partial withdrawal amount. This provision is not applicable to a full withdrawal of the Account. It is also not applicable to a partial withdrawal due to loan defaults.


X75964.13-97

                           Variable Annuity Account C

                AetnaPlus - Group Variable Annuity Contracts For
                   Tax-Deferred Annuity Plans (Section 403(b))

                May 1, 1997 Supplement to May 1, 1997 Prospectus

                                Suburban Hospital

The following is a negotiated provision regarding the deferred sales charge applicable to the Suburban Hospital tax-deferred annuity plan. (See "Deferred Sales Charge - Reduction or Elimination of the Deferred Sales Charge.")

        In addition to the exceptions listed in this Prospectus for 403(b) Plans, no deferred sales charge will be deducted from any Account Value which is withdrawn due to the Participant's separation from service. (The Contract Holder must submit documentation satisfactory to the Company confirming the Participant is no longer providing services to the employer.)

X75964.8-97

                                  PROSPECTUS
================================================================================

   The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available for public school systems and certain tax-exempt (Section 501(c)(3)) organizations for their employees under Section 403(b) of the Internal Revenue Code of 1986 as amended ("Code"), and for qualified defined contribution plans under Section 401(a) of the Code. (See "Purchase.")


   The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


(bullet) Aetna Variable Fund
(bullet) Aetna Income Shares
(bullet) Aetna Variable Encore Fund
(bullet) Aetna Investment Advisers Fund, Inc.
(bullet) Aetna Ascent Variable Portfolio
(bullet) Aetna Crossroads Variable Portfolio
(bullet) Aetna Legacy Variable Portfolio
(bullet) Aetna Variable Capital Appreciation Portfolio
(bullet) Aetna Variable Growth Portfolio
(bullet) Aetna Variable Index Plus Portfolio
(bullet) Aetna Variable Small Company Portfolio
(bullet) Alger American Growth Portfolio
(bullet) Alger American Small Cap Portfolio
(bullet) American Century VP Capital Appreciation
 (formerly TCI Growth)
(bullet) Calvert Responsibly Invested Balanced Portfolio

(bullet) Fidelity VIP II Contrafund Portfolio
(bullet) Fidelity VIP Equity-Income Portfolio
(bullet) Fidelity VIP Growth Portfolio
(bullet) Fidelity VIP Overseas Portfolio
(bullet) Franklin Government Securities Trust
(bullet) Janus Aspen Aggressive Growth Portfolio
(bullet) Janus Aspen Balanced Portfolio
(bullet) Janus Aspen Flexible Income Portfolio
(bullet) Janus Aspen Growth Portfolio
(bullet) Janus Aspen Short-Term Bond Portfolio
(bullet) Janus Aspen Worldwide Growth Portfolio
(bullet) Lexington Natural Resources Trust
(bullet) Neuberger & Berman Growth Portfolio
(bullet) Scudder International Portfolio Class A Shares



The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page __ of this Prospectus. An SAI may be obtained by indicating the request on the Enrollment Materials or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         This Prospectus and the Statement of Additional Information
                            are dated May 1, 1997.

                                TABLE OF CONTENTS
================================================================================

DEFINITIONS                                         DEFINITIONS - 1
PROSPECTUS SUMMARY                                      SUMMARY - 1
FEE TABLE                                             FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION                     AUV HISTORY - 1
THE COMPANY                                                       1
VARIABLE ANNUITY ACCOUNT C                                        1
INVESTMENT OPTIONS                                                1
  The Funds                                                       1
  Credited Interest Options                                       4
PURCHASE                                                          4
  Contract Availability                                           4
  Purchasing Interests in the Contract                            4
  Purchase Payments                                               5
  Transfer Credits                                                5
  Right to Cancel                                                 5
CHARGES AND DEDUCTIONS                                            5
  Daily Deductions from the Separate Account                      5
  Maintenance Fee                                                 6
  Deferred Sales Charge                                           6
  Fund Expenses                                                   8
  Premium and Other Taxes                                         8
CONTRACT VALUATION                                                8
  Account Value                                                   8
  Accumulation Units                                              8
  Net Investment Factor                                           9
TRANSFERS                                                         9
  Dollar Cost Averaging Program                                   9
WITHDRAWALS                                                       9
  Reinvestment Privilege                                         10
CONTRACT LOANS                                                   11
ADDITIONAL WITHDRAWAL OPTIONS                                    11
DEATH BENEFIT DURING ACCUMULATION PERIOD                         11
ANNUITY PERIOD                                                   12
  Annuity Period Elections                                       12
  Annuity Options                                                12
  Annuity Payments                                               13
  Charges Deducted During the Annuity Period                     13
  Death Benefit Payable During Annuity Period                    13
TAX STATUS                                                       14
  Introduction                                                   14
  Taxation of the Company                                        14
  Contracts Used with Certain Retirement Plans                   14

MISCELLANEOUS                                                    16
  Distribution                                                   16
  Delay or Suspension of Payments                                17
  Performance Reporting                                          17
  Voting Rights                                                  17
  Changes in Beneficiary Designations                            18
  Modification of the Contract                                   18
  Legal Matters and Proceedings                                  18
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION              18
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT                      20
APPENDIX II--THE FIXED ACCOUNT                                   21
APPENDIX III--THE FIXED PLUS ACCOUNT                             22

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                 DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Accounts may be established for each Participant.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified in the Enrollment Materials who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Contract Holder: The person or entity to whom the Contract is issued. The Contract Holder of a group Contract is usually the employer; the Contract Holder of an individual Contract is the Participant.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Enrollment Materials: An application for an individual contract or an enrollment form for participation under a group contract.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred annuity plans established under Section 403(b) of the Code for employees of public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations), and defined contribution plans established under Section 401(a) of the Code.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Purchase Payment Periods: For "Installment Purchase Payment Accounts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.







--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY
================================================================================


Contracts Offered
   The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available for public school systems and certain tax-exempt (Section 501(c)(3)) organizations for their employees under Section 403(b) of the Code, and for qualified defined contribution plans under Section 401(a) of the Code.


Contract Purchase
   The Contract may be purchased by eligible organizations on behalf of a group made up of their employees. The individual contracts may be purchased by individuals under Plans that permit such purchase. Eligible employees may participate in the Contract by completing the Enrollment Materials and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through periodic salary reductions or employer contributions. (See "Purchase.")

Free Look Period
   Participation under the Contract may be cancelled within 10 days after you receive the Contract or other document evidencing your interest in the Contract (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. (See "Purchase--Right to Cancel.")


Investment Options
   The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


   The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

Charges and Deductions
   Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

Transfers
   Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

Withdrawals
   All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

   The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

Loans
   Participants under Section 403(b) Plans may request a loan from their Account Value at any time during the Accumulation Period. Loans are not available from Contracts issued under Section 401(a) Plans. (See "Contract Loans.")

Death Benefit
   A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

The Annuity Period
   On the Annuity Date, you may elect to begin receiving Annuity Payments which may be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

Taxes
   Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

Inquiries
   Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:


   (bullet) Write to: Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut 06156-1277
                      Attention: Customer Service


   (bullet) Call Customer Service:1-800-525-4225 (for automated transfers or changes in the
                                  allocation of Account Values, call:
                                  1-800-262-3862)

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                  FEE TABLE
================================================================================


This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." Charges shown do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.


DIRECT CHARGES. These charges are deducted directly from the Account Value. They include:

Deferred Sales Charge. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account. The amount of the deferred sales charge is calculated as follows:

Installment Purchase Payment Accounts:

              Purchase Payment              Deferred Sales
             Periods Completed             Charge Deduction
      --------------------------------  ---------------------
      Less than 5                                 5%
      5 or more but less than 7                   4%
      7 or more but less than 9                   3%
      9 or more but less than 10                  2%
      More than 10                                0%


Single Purchase Payment Accounts:

             Account Years                 Deferred Sales
              Completed                   Charge Deduction
       -------------------------------  ---------------------
       Less than 5                                 5%
       5 or more but less than 6                   4%
       6 or more but less than 7                   3%
       7 or more but less than 8                   2%
       8 or more but less than 9                   1%
       9 or more                                   0%

Annual Contract Maintenance Fee Installment Purchase
  Payment Accounts                                        $20.00
Single Purchase Payment Accounts                          $ 0.00


The maintenance fee will generally be deducted annually from each Account during the Accumulation Period. The amount of the maintenance fee may be reduced or eliminated for group Contracts. The amount shown is the maximum maintenance fee that can be deducted under each Account.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. For all Contracts except those for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

Mortality and Expense Risk Charge       1.25%
Administrative Expense Charge           0.00%*
                                       --------
Total Separate Account Charges          1.25%
                                       ========


For Contracts for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

Mortality and Expense Risk Charge        1.25%
Administrative Expense Charge            0.25%*
                                        --------
Total Separate Account Charges           1.50%
                                        ========

*During the Annuity Period, an administrative expense charge of 0.25% will apply for all Participants who enrolled in a group Contract or became covered under an individual Contract on or after May 1, 1994.


--------------------------------------------------------------------------------
                                  FEE TABLE - 1

Annual Expenses of the Funds


The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. The expenses shown below are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.





                                                         Investment
                                                          Advisory
                                                           Fees(1)       Other Expenses
                                                       (after expense    (after expense     Total Fund
                                                       reimbursement)    reimbursement)   Annual Expenses
                                                        --------------   --------------  ----------------
Aetna Variable Fund(2)                                      0.50%             0.06%            0.56%
Aetna Income Shares(2)                                      0.40%             0.08%            0.48%
Aetna Variable Encore Fund(2)                               0.25%             0.10%            0.35%
Aetna Investment Advisers Fund, Inc.(2)                     0.50%             0.08%            0.58%
Aetna Ascent Variable Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Crossroads Variable Portfolio(2)                      0.60%             0.15%            0.75%
Aetna Legacy Variable Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Variable Capital Appreciation Portfolio(2)            0.60%             0.15%            0.75%
Aetna Variable Growth Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Variable Index Plus Portfolio(2)                      0.35%             0.15%            0.50%
Aetna Variable Small Company Portfolio(2)                   0.75%             0.15%            0.90%
Alger American Growth Portfolio                             0.75%
Alger American Small Cap Portfolio                          0.85%
American Century VP Capital Appreciation(3)                 1.00%
Calvert Responsibly Invested Balanced Portfolio(4)          0.70%
Fidelity VIP II Contrafund Portfolio(5)                     0.61%
Fidelity VIP Equity-Income Portfolio                        0.51%
Fidelity VIP Growth Portfolio                               0.61%
Fidelity VIP Overseas Portfolio                             0.76%
Franklin Government Securities Trust(6)                     0.63%
Janus Aspen Aggressive Growth Portfolio(7)                  0.75%
Janus Aspen Balanced Portfolio(7)                           0.82%
Janus Aspen Flexible Income Portfolio                       0.65%
Janus Aspen Growth Portfolio(7)                             0.65%
Janus Aspen Short-Term Bond Portfolio(7)                    0.00%
Janus Aspen Worldwide Growth Portfolio(7)                   0.68%
Lexington Natural Resources Trust                           1.00%
Neuberger & Berman Growth Portfolio(8)                      0.84%
Scudder International Portfolio Class A Shares              0.88%



(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) The Company provides administrative services to the Funds and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.
(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.
(4) The Management and Advisory Fees are subject to a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of
      %. Net fund operating expenses after reduction for fees paid indirectly
    would be     %.
(5) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have
    been     % for the Contrafund Portfolio.
(6) An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The Advisory fee and total annual expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996.
(7) The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or


--------------------------------------------------------------------------------
                                  FEE TABLE - 2
    reductions, the Management Fee, Other Expenses and Total Fund Annual
    Expenses would have been     %,     %, and     % for Aggressive Growth
    Portfolio;     %,     % and     % for Growth Portfolio;     %,     % and
        % for Short-Term Bond Portfolio; and     %,     % and     % for
    Worldwide Growth Portfolio; respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days' notice to the Portfolio's Board of Trustees.

(8) Neuberger and Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolio and include the Portfolio's pro rata portion of the operating expenses of the Portfolio's corresponding Series. The Portfolio pays Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. The corresponding Series of the Portfolio pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. (See "Expenses" in the Trust's prospectus.)


Hypothetical Illustration (Example)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


WITHOUT ADMINISTRATIVE EXPENSE CHARGE:

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that no Administrative Expense Charge is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets
equal to      %.



                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                             If you withdraw your entire Account      If you do not withdraw your Account
                             Value at end of the periods shown, you   Value, or if you annuitize at the end
                             would pay the following expenses,        of the periods shown, you would pay the
                             including any applicable deferred        following expenses (no deferred sales
                             sales charge:                            charge is reflected):*
                             1 year   3 years  5 years   10 years     1 year   3 years  5 years  10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers
  Fund, Inc.
Aetna Ascent Variable
  Portfolio
Aetna Crossroads Variable
  Portfolio
Aetna Legacy Variable
  Portfolio
Aetna Variable Capital
  Appreciation Portfolio
Aetna Variable Growth
  Portfolio
Aetna Variable Index Plus
  Portfolio
Aetna Variable Small
  Company Portfolio
Alger American Growth
  Portfolio
Alger American Small Cap
  Portfolio
American Century VP
  Capital Appreciation
Calvert Responsibly
  Invested Balanced
  Portfolio
Fidelity VIP II Contrafund
  Portfolio
Fidelity VIP Equity-Income
  Portfolio
Fidelity VIP Growth
  Portfolio
Fidelity VIP Overseas
  Portfolio
Franklin Government
  Securities Trust
Janus Aspen Aggressive
  Growth Portfolio
Janus Aspen Balanced
  Portfolio
Janus Aspen Flexible
  Income Portfolio
Janus Aspen Growth
  Portfolio
Janus Aspen Short-Term
  Bond Portfolio
Janus Aspen Worldwide
  Growth Portfolio

--------------------------------------------------------------------------------
                                  FEE TABLE - 3

Lexington Natural Resources Trust
Neuberger & Berman Growth Portfolio
Scudder International Portfolio Class A Shares


*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested before a minimum number of years of payments (as specified in the Contract) have been completed since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


WITH ADMINISTRATIVE EXPENSE CHARGE:


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that an Administrative Expense Charge is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets
equal to      %.


                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                             If you withdraw your entire Account      If you do not withdraw your Account
                             Value at the end of the periods shown,   Value, or if you annuitize at the end
                             you would pay the following expenses,    of the periods shown, you would pay the
                             including any applicable deferred        following expenses (no deferred sales
                             sales charge:                            charge is reflected):*
                             1 year   3 years  5 years   10 years     1 year   3 years  5 years  10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers
  Fund, Inc.
Aetna Ascent Variable
  Portfolio
Aetna Crossroads Variable
  Portfolio
Aetna Legacy Variable
  Portfolio
Aetna Variable Capital
  Appreciation Portfolio
Aetna Variable Growth
  Portfolio
Aetna Variable Index Plus
  Portfolio
Aetna Variable Small
  Company Portfolio
Alger American Growth
  Portfolio
Alger American Small Cap
  Portfolio
American Century VP
  Capital Appreciation
Calvert Responsibly
  Invested Balanced
  Portfolio
Fidelity VIP II Contrafund
  Portfolio
Fidelity VIP Equity-Income
  Portfolio
Fidelity VIP Growth
  Portfolio
Fidelity VIP Overseas
  Portfolio
Franklin Government
  Securities Trust
Janus Aspen Aggressive
  Growth Portfolio
Janus Aspen Balanced
  Portfolio
Janus Aspen Flexible
  Income Portfolio
Janus Aspen Growth
  Portfolio
Janus Aspen Short-Term
  Bond Portfolio
Janus Aspen Worldwide
  Growth Portfolio
Lexington Natural
  Resources Trust
Neuberger & Berman Growth
  Portfolio
Scudder International
  Portfolio Class A Shares


*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested before a minimum number of years of payments (as specified in the Contract) have been completed, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 4

                       CONDENSED FINANCIAL INFORMATION
  (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the Statement of Additional Information.



                                    1996      1995           1994           1993         1992
                                   -----    ----------     ----------     ----------   ----------
AETNA VARIABLE FUND
Value at beginning of period                   $10.778        $11.020       $10.454     $97.165
Value at end of period                         $14.077        $10.778       $11.020     $10.454(2)
Increase (decrease) in value of
  accumulation unit(1)                           30.61%         (2.20)%         5.41%          (2)
Number of accumulation units
  outstanding at end of period             188,964,022    114,733,035    44,166,470      21,250
AETNA INCOME SHARES
Value at beginning of period                   $10.360        $10.905       $10.068     $36.789
Value at end of period                         $12.098        $10.360       $10.905     $10.068(3)
Increase (decrease) in value of
  accumulation unit(1)                           16.78%         (5.00)%         8.31%          (3)
Number of accumulation units
  outstanding at end of period              21,379,976     11,713,354     4,084,142       3,870
AETNA VARIABLE ENCORE FUND
Value at beginning of period                   $10.528        $10.241       $10.048     $33.812
Value at end of period                         $11.026        $10.528       $10.241     $10.048(4)
Increase (decrease) in value of
  accumulation unit(1)                            4.73%          2.80%         1.92%           (4)
Number of accumulation units
  outstanding at end of period              12,999,680      7,673,528     2,766,044         825
AETNA INVESTMENT ADVISERS
  FUND, INC.
Value at beginning of period                   $10.868        $11.057       $10.189     $12.736
Value at end of period                         $13.673        $10.868       $11.057     $10.189(6)
Increase (decrease) in value of
  accumulation unit(1)                           25.81%         (1.71)%         8.52%          (6)
Number of accumulation units
  outstanding at end of period              38,152,395     23,139,604    11,368,365      11,508
Number of accumulation units
  outstanding at end of period


                                       1991         1990         1989         1988         1987
                                    ----------   ----------   ----------   ----------   ----------
AETNA VARIABLE FUND
Value at beginning of period           $77.845      $76.311      $59.871      $52.885      $50.760
Value at end of period                 $97.165      $77.845      $76.311      $59.871      $52.885
Increase (decrease) in value of
  accumulation unit(1)                   24.82%        2.01%       27.46%       13.21%        4.19%
Number of accumulation units
  outstanding at end of period      20,948,226   18,362,906   17,142,820   16,455,396   16,497,406
AETNA INCOME SHARES
Value at beginning of period           $31.192      $28.943      $25.574      $24.061      $23.308
Value at end of period                 $36.789      $31.192      $28.943      $25.574      $24.061
Increase (decrease) in value of
  accumulation unit(1)                   17.94%        7.77%       13.17%        6.29%        3.23%
Number of accumulation units
  outstanding at end of period       7,844,412    6,984,793    6,202,834    5,955,293    5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period           $32.138      $30.012      $27.783      $26.171      $24.812
Value at end of period                 $33.812      $32.138      $30.012      $27.783      $26.171
Increase (decrease) in value of
  accumulation unit(1)                    5.21%        7.08%        8.02%        6.16%        5.48%
Number of accumulation units
  outstanding at end of period       8,430,082   10,220,110    8,286,033    8,154,644    7,326,151
AETNA INVESTMENT ADVISERS
  FUND, INC.
Value at beginning of period           $10.896      $10.437      $10.000(5)
Value at end of period                 $12.736      $10.896      $10.437
Increase (decrease) in value of
  accumulation unit(1)                   16.89%        4.40%        4.37%
Number of accumulation units
  outstanding at end of period      22,898,099   17,078,985    9,535,986
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period


--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

================================================================================


                                    1996      1995           1994         1993         1992
                                   -----    ----------     ----------   ----------   ----------
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.157
Increase (decrease) in value of
  accumulation unit(1)                           1.57%
Number of accumulation units
  outstanding at end of period              2,832,440
ALGER AMERICAN SMALL CAP
  PORTFOLIO
Value at beginning of period                   $9.437         $9.959      $10.000(8)
Value at end of period                        $13.450         $9.437       $9.959
Increase (decrease) in value of
  accumulation unit(1)                          42.52%         (5.24)%      (0.41)%
Number of accumulation units
  outstanding at end of period             15,036,765      6,339,407      781,836
AMERICAN CENTURY VP CAPITAL APPRECIATION**
Value at beginning of period                  $11.781        $12.069      $10.692     $10.000(9)
Value at end of period                        $15.253        $11.781      $12.069     $10.692
Increase (decrease) in value of
  accumulation unit(1)                          29.47%         (2.39)%      12.88%       6.92%
Number of accumulation units
  outstanding at end of period             21,986,645     12,853,828    3,667,821       2,254
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO*
Value at beginning of period                  $10.554        $11.036      $10.278     $10.000(9)
Value at end of period                        $13.527        $10.554      $11.036     $10.278
Increase (decrease) in value of
  accumulation unit(1)                          28.17%         (4.37)%       7.37%       2.78%
Number of accumulation units
  outstanding at end of period                966,098        521,141      144,168       2,556
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.397
Increase (decrease) in value of
  accumulation unit(1)                           3.97%
Number of accumulation units
  outstanding at end of period              2,116,732
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $11.092
Increase (decrease) in value of
  accumulation unit(1)                          10.92%
Number of accumulation units
  outstanding at end of period              1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.066
Increase (decrease) in value of
  accumulation unit(1)                           0.66%
Number of accumulation units
  outstanding at end of period              1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                         $9.961
Increase (decrease) in value of
  accumulation unit(1)                          (0.39)%
Number of accumulation units
  outstanding at end of period                196,090
FRANKLIN GOVERNMENT SECURITIES
  TRUST
Value at beginning of period                  $10.119        $10.642      $10.008     $10.000(9)
Value at end of period                        $11.762        $10.119      $10.642     $10.008
Increase (decrease) in value of
  accumulation unit(1)                          16.24%         (4.91)%       6.33%       0.08%
Number of accumulation units
  outstanding at end of period                717,760        325,365      167,137       5,559



--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

================================================================================


                                    1996      1995           1994           1993         1992
                                   -----    ----------     ----------     ----------   ----------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                  $10.581        $10.000(10)
Value at end of period                        $13.322        $10.581
Increase (decrease) in value of
  accumulation unit(1)                          25.91%          5.81%
Number of accumulation units
  outstanding at end of period              4,887,060        753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.850
Increase (decrease) in value of
  accumulation unit(1)                           8.50%
Number of accumulation units
  outstanding at end of period                 93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                   $9.873        $10.000(10)
Value at end of period                        $12.077         $9.873
Increase (decrease) in value of
  accumulation unit(1)                          22.33%         (1.27)%
Number of accumulation units
  outstanding at end of period                315,361         28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.870
Increase (decrease) in value of
  accumulation unit(1)                           8.70%
Number of accumulation units
  outstanding at end of period                259,196
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.323
Increase (decrease) in value of
  accumulation unit(1)                           3.23%
Number of accumulation units
  outstanding at end of period                 32,696
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                  $10.000(7)
Value at end of period                        $10.877
Increase (decrease) in value of
  accumulation unit(1)                           8.77%
Number of accumulation units
  outstanding at end of period              1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                  $10.154        $10.877         $9.832     $10.000(9)
Value at end of period                        $11.720        $10.154        $10.877      $9.832
Increase (decrease) in value of
  accumulation unit(1)                          15.42%         (6.65)%        10.63%      (1.68)%
Number of accumulation units
  outstanding at end of period                711,892        703,676        135,614         561
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                  $11.026        $11.747        $10.864     $10.000(9)
Value at end of period                        $14.345        $11.026        $11.747     $10.864
Increase (decrease) in value of
  accumulation unit(1)                          30.10%         (6.14)%         8.13%       8.64%
Number of accumulation units
  outstanding at end of period              3,331,218      1,865,104        546,559      10,645
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period                  $12.687        $12.957         $9.578     $10.000(9)
Value at end of period                        $13.923        $12.687        $12.957      $9.578
Increase (decrease) in value of
  accumulation unit(1)                           9.74%         (2.08)%        35.28%      (4.22)%
Number of accumulation units
  outstanding at end of period              7,323,208      6,558,946      1,020,233       5,232


--------------------------------------------------------------------------------
                                 AUV HISTORY - 3

================================================================================


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.


(2) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

(3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

(4) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.


(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.


(6) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

(7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.


(8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(9) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.


* Formerly Calvert Socially Responsible Series.


** Formerly TCI Portfolios, Inc.--TCI Growth.


--------------------------------------------------------------------------------
                                 AUV HISTORY - 4

                                 THE COMPANY
================================================================================

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc.



                          VARIABLE ANNUITY ACCOUNT C
================================================================================

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                              INVESTMENT OPTIONS
================================================================================


The Funds
   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Enrollment Materials. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account, Fixed Plus Account, and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.



   Under group Contracts, the Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, under all Contracts, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. The availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.


   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

(bullet) Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent

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                                       1
         with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable
         Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)


(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S & P 500 Composite Stock Price Index ("S & P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S & P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)

(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Small Company
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)


(bullet) Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)


(bullet) Alger American Fund--Alger American Small Capitalization Portfolio
         seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At the
         range of market capitalization of these companies was $   million to
         $    billion.(2)

(bullet) American Century Variable Portfolios, Inc.--American Century VP
         Capital Appreciation (formerly TCI Portfolios, Inc.--TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

(bullet) Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(4)

(bullet) Fidelity Investments' Variable Insurance Products Fund
         II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)



--------------------------------------------------------------------------------

(bullet) Fidelity Investments' Variable Insurance Products
         Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

(bullet) Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(5)

(bullet) Fidelity Investments Variable Insurance Products Fund-- Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(5)

(bullet) Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6)

(bullet) Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium- sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of included companies with capitalizations of between approximately $ million and $ billion, but which is expected to change on a regular basis.(7)

(bullet) Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(7)

(bullet) Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(7)

(bullet) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(7)

(bullet) Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(7)

(bullet) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(7)

(bullet) Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(8)

(bullet) Neuberger & Berman Advisers Management Trust-- Growth Portfolio seeks capital appreciation without regard to income. The Portfolio generally invests in securities believed to have the maximum potential for long-term capital appreciation. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.(9)

(bullet) Scudder Variable Life Investment Fund--International Portfolio Class
         A Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)

Investment Advisers for each of the Funds:
 (1)Aetna Life Insurance and Annuity Company (adviser);
    Aeltus Investment Management, Inc. (sub-adviser)
 (2)Fred Alger Management, Inc.
 (3)American Century Investment Management, Inc.
 (4)Calvert Asset Management Company, Inc.
 (5)Fidelity Management & Research Company
 (6)Franklin Advisers, Inc.
 (7)Janus Capital Corporation
 (8)Lexington Management Corporation (adviser);
    Market Systems Research Advisors, Inc. (subadviser)
 (9)Neuberger & Berman Management Inc. (Investment
    Manager); Neuberger & Berman, L.P. (Sub-Adviser)
(10)Scudder, Stevens & Clark, Inc.


   Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain


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                                       3
derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

   Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

Credited Interest Options
   Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. Under group Contracts, the Contract Holder may elect not to offer all Credited Interest Options under its Plan.

(bullet) The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

(bullet) The Fixed Account is a part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

(bullet) The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                   PURCHASE
================================================================================

Contract Availability
   The Contracts are designed to fund Plans adopted by (1) public school systems and certain tax-exempt (Section 501(c)(3)) organizations for their employees under Section 403(b) of the Code, and (2) qualified defined contribution plans under Section 401(a) of the Code. The Contract Holder must notify the Company of the applicability of Title I of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by subsequent law, including the Retirement Equity Act of 1984, to the Plan.

   Eligible participants in the Plan seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or under some Plans, they may purchase individual Contracts. The group Contract is generally owned by the employer or association, and individual accounts are established for each Participant. An individual Contract will be owned by the Participant under Plans that permit such purchase. In both cases, a Participant's interest in the Contract is known as his or her "Account."

   For group Contracts issued in connection with Section 403(b) Plans, the employer has no right, title or interest in the amounts held under the Contract or in the Account; Participants make all elections under the Contract. For group Contracts issued in connection with Section 401(a) Plans, the Participant has such rights as are set forth in the Plan. Under individual Contracts, Participants have all contract rights.

Purchasing Interests in the Contract
   Eligible organizations may acquire a group Contract by submitting the appropriate forms to the Company. Once


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                                       4
we approve the forms, a group Contract is issued to the employer or association as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company. For Plans that allow Participants to purchase an individual contract, Participants will submit an individual application to the Company. The enrollment forms and individual application are collectively referred to in this Prospectus as the "Enrollment Materials."

   The Company must accept or reject the Enrollment Materials within two business days of receipt. If the Enrollment Materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods, pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the group Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the group Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

Purchase Payments
   Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Lump-sum transfers of amounts accumulated under a pre- existing plan may be placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures and minimums in effect at the time of purchase. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")


   Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the Enrollment Materials. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Investment Options--The Funds.")


Transfer Credits
   The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit will equal a percentage of the transferred assets applied to the Contract that remain in the Contract after a specified period of time. Once a transfer credit is applied to your Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

Right to Cancel
   Participation under the Contract may be canceled without penalty by returning it (or other document evidencing your interest) to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive your request for cancellation, we will return your Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the next Valuation Date following our receipt of your request for cancellation at our Home Office.

                            CHARGES AND DEDUCTIONS
================================================================================

Daily Deductions from the Separate Account
   Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The Charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the


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                                       5
deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.


   Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   The administrative expense charge during the Accumulation Period equals, on an annual basis, 0.25% for Contracts effective prior to October 31, 1996 where the number of Participants with assets in the Contract is less than 30 as of November 30, 1996 and the Contract Holder has chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. There is currently no administrative expense charge assessed during the Accumulation Period for any other Contracts.

   In addition, the administrative expense charge will not be imposed for participants who enrolled in a group contract prior to May 1, 1984, for any participants in individual Contracts issued prior to May 1, 1984, or for Contracts issued to public school systems.

   During the Annuity Period, the administrative expense charge is 0.25% for all Participants who enrolled in a group Contract or became covered under an individual Contract on or after May 1, 1984. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.


Maintenance Fee
   During the Accumulation Period, the Company will deduct an annual maintenance fee from each Installment Purchase Payment Account on its anniversary date. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

   The maximum maintenance fee that can be deducted under the Contract is $20. However, under group Contracts the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount in which you have an interest. If the Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal.

   Reduction or Elimination of the Maintenance Fee. Under group Contracts, the annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

(bullet) the size, characteristics, and nature of the group to which a Contract is issued;

(bullet) the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Account Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

   Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Deferred Sales Charge
   Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account.


   For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts (and for all Accounts under Contracts issued to the State of Montana and the Board of Trustees-- University of Illinois), it is based on the number of Account Years that have elapsed since the Purchase Payments were made. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:




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                                       6

      Installment Purchase Payment Accounts:

 Purchase Payment                     Deferred Sales
Periods Completed                    Charge Deduction
--------------------------------  ---------------------
Less than 5                                  5%
5 or more but less than 7                    4%
7 or more but less than 9                    3%
9 or more but less than 10                   2%
More than 10                                 0%

         Single Purchase Payment Accounts:

Account Years                        Deferred Sales
  Completed                         Charge Deduction
-------------------------------  ---------------------
Less than 5                                 5%
5 or more but less than 6                   4%
6 or more but less than 7                   3%
7 or more but less than 8                   2%
8 or more but less than 9                   1%
9 or more                                   0%

   Generally, if you transfer the total account value under another similar annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for the purpose of calculating the applicable deferred sales charge under this Contract.

   A deferred sales charge will not be deducted from any portion of the Account Value if the withdrawal is:

(bullet) applied to provide Annuity benefits;

(bullet) taken on or after the tenth anniversary of the effective date of the Account;

(bullet) paid due to your death before Annuity payments begin;

(bullet) made due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");


(bullet) paid where the Account Value is $3,500 or less and no amount has been withdrawn, taken as a loan, or used to purchase Annuity benefits during the prior 12 months;

(bullet) subject to state regulatory approval, paid as a premium for a Single
         Premium Immediate Annuity issued by the Company or one of its affiliates, provided that the "Right to Cancel" under such other annuity contract is not exercised by the Participant. An exercise of the "Right to Cancel" under such other annuity contract shall be treated as a request for Reinstatement under this Contract of the amount refunded, and, at the option of the Participant, may then be withdrawn subject to any Deferred Sales Charge applicable to this Contract at the time the Account Value was first applied toward such other annuity contract; or

(bullet) taken from an installment Purchase Payment Account by a Participant who is at least age 59-1/2 and who has completed nine Purchase Payment Periods.


   The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

   Free Withdrawals. For Participants between the ages of 59-1/2 and 70-1/2, up to 10% of the current Account Value may be withdrawn during each calendar year without imposition of a Deferred Sales Charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. Any outstanding contract loans are excluded from the Account Value when calculating the 10% free withdrawal amount. This provision does not apply to a full withdrawal of the Account, or to partial withdrawals due to a default on a contract loan (see "Contract Loans"). This provision may not be exercised if SWO is elected. (See "Additional Withdrawal Options.")

   Reduction or Elimination of the Deferred Sales Charge. For a particular plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

(bullet) the number of participants under the Plan;

(bullet) the expected level of assets or cash flow under the Plan;

(bullet) the level of agent involvement in sales activities;

(bullet) the level of our sales-related expenses;

(bullet) the specific distribution provisions under the Plan;

(bullet) the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

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                                       7

(bullet) the level of employer involvement in determining eligibility for distributions under the Contract; and

(bullet) our assessment of financial risk to the Company relating to surrenders.

   Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

   We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account, please call the number listed under the "Inquiries" section.

   We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Deferred Sales Charge Schedule for GAA for Certain New York Contracts
   The following deferred sales charge schedule applies for withdrawals from the Guaranteed Accumulation Account for group Installment and Single Purchase Payment master Contracts that offer such option which are issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed Account Years for Single and Installment Purchase Payment Contracts as follows:


 Completed                           Deferred Sales
Account Years                       Charge Deduction
-------------------------------  ---------------------
Less than 3                                 5%
3 or more but less than 4                   4%
4 or more but less than 5                   3%
5 or more but less than 6                   2%
6 or more but less than 7                   1%
7 or more                                   0%

Fund Expenses
   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

Premium and Other Taxes
   Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

                              CONTRACT VALUATION
================================================================================

Account Value
   Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.


Accumulation Units
   The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

   Initial Purchase Payments will be credited to your Account at the AUV computed on the next Valuation Date following our acceptance of the Enrollment Materials, as described under "Purchase--Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of




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                                       8
business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


Net Investment Factor
   The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

   (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

   (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

   (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

   (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;


   (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge.


   The net investment rate may be either positive or negative.

                                  TRANSFERS
================================================================================

   At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.


   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The minimum transfer amount may not be less than $500. However, the total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


Dollar Cost Averaging Program
   You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.

                                 WITHDRAWALS
================================================================================

   All or a portion of the Account Value may be withdrawn at any time during the Accumulation Period, subject to limitations on withdrawals from the Fixed Plus Account and to the withdrawal restrictions under Section 403(b) Contracts described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

   Withdrawals may be requested as in one of the following forms:

(bullet) Full Withdrawal of an Account: The amount paid upon a full withdrawal will be the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount



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                                       9
         available for withdrawal from the Fixed Plus Account (see Appendix
         III).

(bullet) Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value requested minus any applicable deferred sales charge; however, the amounts available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

(bullet) Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

   Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the Participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

   Restrictions on Withdrawals Under the Texas Optional Retirement Program. A Participant in the Texas Optional Retirement Program may not elect to receive any form of distribution from the Contract before retirement, except upon becoming totally disabled or terminating employment with the Texas public institutions of higher learning. These restrictions limit the conditions under which a Participant may exercise the right to a full or partial withdrawal of Account Values, and the right to advance the date on which Annuity payments are to begin. The Company may require verification of eligibility from the employer prior to any distributions from the Contract. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting applicable Texas law.

   Restrictions on Withdrawals Under the Ball State University Plan. In connection with the Ball State University Alternate Pension Plan only, the Participant may not withdraw Account Values attributable to employer contributions and applicable earnings under the Alternate Pension Plan ("Employer Account Value") unless the Participant's employement is terminated with Ball State University due to the Participant's death, retirement or separation from service. The Company reserves the right to require satisfactory documentation that the Participant is no longer providing service to Ball State University before a withdrawal request payable directly to a Participant will be considered in good order. The Contract Holder may withdraw the Employer Account Value without regard to this restriction, and Participants may transfer Employer Account Values pursuant to an Internal Revenue Service Revenue Ruling 90-24 transfer ("90-24 Transfer") without regard to this restriction. No deferred sales charge will apply to the first 20% of such Employer Account Value transferred pursuant to a 90-24 Transfer in a calendar year. This waiver does not apply to a transfer of the full Employer Account Value pursuant to a 90-24 Transfer.


Reinvestment Privilege
   You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested, as well as any applicable maintenance fee and any appropriate portion of any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. The reinvestment privilege may be used only once. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.




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                                       10

                                CONTRACT LOANS
================================================================================


   During the Accumulation Period, Participants in 403(b) Plans may request a loan from their Account Value, if allowed by their Plan. Loans can only be taken from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I, II and III.) A loan may be obtained by reviewing and reading the terms of the loan agreement, properly completing a loan request form and submitting it to the Company's Home Office. Loans are not available from Contracts issued to 401(a) Plans, unless provided for under your Contract.



                        ADDITIONAL WITHDRAWAL OPTIONS
================================================================================

   The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

   The Additional Withdrawal Options currently available under the Contract include the following:

(bullet) SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)


(bullet) ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year.


   Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.


   If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to election an option.


   Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                   DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

   The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

(bullet) in a lump sum;

(bullet) in accordance with any of the Annuity Options available under the Contract; or

(bullet) under any Additional Withdrawal Options available under the Contract
         (if the Beneficiary is your spouse).

   The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

(bullet) to leave the Account Value invested in the Contract; or

(bullet) to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi- annual or annual interest payments at the interest rate


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                                       11
         then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
================================================================================


Annuity Period Elections
   The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


   At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

(bullet) the date on which you would like to start receiving annuity payments;

(bullet) the Annuity Option under which you want your payments to be calculated and paid;

(bullet) whether the payments are to be made monthly, quarterly, semi-annually or annually; and


(bullet) the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

   Annuity Payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. If your Plan is subject to ERISA, you must also submit the appropriate joint and survivor annuity waiver and spousal consent form(s) to us. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.


Annuity Options
   You may choose one of the following Annuity Options:

Lifetime Annuity Options:

(bullet) Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

(bullet) Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

(bullet) Option 3--Life Income based Upon Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

(bullet) Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

   If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.


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                                       12

Nonlifetime Annuity Options:

(bullet) Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.


   Under the nonlifetime option, the type of annuity available (fixed or variable) is determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the annuity must be paid on a fixed basis. For amounts held in the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account, an annuity may be selected on a fixed or variable basis. (Under Contracts issued to the State of Montana and the Board of Trustees--University of Illinois, for amounts held in any investment option, the nonlifetime option is available only on a fixed basis.) If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before a minimum number of years of payments (as provided in your Contract) have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

   We may also offer additional Annuity Options under your Contract from time to time.


Annuity Payments
   Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

   Amount of Each Annuity Payment. The amount of each payment depends on the size of your Account Value, how you allocate it between fixed and variable payouts, and the Annuity Option chosen. No election may be made that would result in a first Annuity payment of less than $20 or total yearly payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)


Charges Deducted During the Annuity Period
   We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We also deduct a daily administrative charge of 0.25% on annual basis from amounts held under the variable options for Participants who enrolled in a group Contract or became covered under an individual Contract on or after May 1, 1984. (See "Charges and Deductions.")


Death Benefit Payable During the Annuity Period
   If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

   If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed Annuity Payments remaining.

   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

   If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be


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                                       13
distributed to the beneficiary at least as rapidly as under the original method of distribution.

   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity Options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS
================================================================================

Introduction
   The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

Taxation of the Company
   The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Contracts Used with Certain Retirement Plans
   In General. The Contract is designed for use with Section 403(b) plans and
Section 401(a) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.


   Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) and 401(a) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For all Participants, other than 5% owners, distributions under 401(a) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. For 5% owners, such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2.




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                                       14

   In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

   If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

   If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70-1/2.

   If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

   Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.


   In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.


   Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

   Section 403(b) Plans. Under Section 403(b), contributions made by public school systems and Section 501(c)(3) tax-exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

   In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than


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                                       15

$9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from a Participant's gross income only if the Plan meets certain non-discrimination requirements.

   Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

   If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

   Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

   Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual except to a participant as a means to provide benefit payments.

   The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) Plan meets certain nondiscrimination requirements.

                                MISCELLANEOUS
================================================================================

Distribution
   The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.


   Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 7% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group Contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary




--------------------------------------------------------------------------------
based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your Enrollment Materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charge."


   Third Party Compensation Arrangements. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.


Delay or Suspension of Payments
   The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Performance Reporting
   From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten- year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non- standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date or three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

Voting Rights
   In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Under group Contracts, Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. Currently, for group Contracts used with Section 403(b) plans, the Company obtains Participant voting instructions directly from the Participants, subject to receipt of authorization from the Contract Holder to accept such instructions. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

   The number of votes each Contract Holder or Participant, as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of


--------------------------------------------------------------------------------
the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

Changes in Beneficiary Designations
   The designated Beneficiary may be changed at any time prior to the Annuity Date, subject to limitations contained in the Code and other applicable laws. Such change will not become effective until written notice of the change is received by the Company.

Modification of the Contract
   The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.


Legal Matters and Proceedings
   The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.



                               CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION
================================================================================

   The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

                      General Information and History
                      Variable Annuity Account C
                      Offering and Purchase of Contracts
                      Performance Data
                       General
                       Average Annual Total Return Quotations
                      Annuity Payments
                      Sales Material and Advertising
                      Independent Auditors
                      Financial Statements of the Separate Account
                      Financial Statements of the Company


--------------------------------------------------------------------------------

Oregon Education Association Choice Personal Benefit Trust ("OEA Trust") and the Company's Agreement
   Under an agreement between the Company and the Oregon Education Association ("OEA") Choice Personal Benefit Trust ("OEA Trust"), the OEA Trust endorsed exclusively the Company's variable annuity for sale to its members as a variable tax deferred annuity and agreed to provide administrative assistance to the Company to facilitate OEA members' access to the variable annuity. The Company and OEA recently entered into an agreement that continues OEA Trust's exclusive endorsement of the Company's variable annuity and its agreement to provide administrative assistance to the Company. OEA Trust assists the Company by providing administrative services to the Company, such as office space and secretarial/clerical support. In addition, through an OEA Trust employee who is a registered representative of an affiliate of the Company, OEA Trust assists the Company by advertising the Company in OEA's newsletter, facilitating and coordinating meetings and workshops at which registered representatives of the Company's affiliate present the annuity to OEA members, and acting as a liaison between the Company and OEA members. The Company compensates OEA Trust to help it defray the costs incurred in providing the administrative and other support. The Company also reimburses OEA Trust for out-of-pocket travel and meeting expenses of an OEA Trust employee who is also a registered representative of an affiliate of the Company. During 1996, the Company expects to compensate OEA Trust approximately $165,000 for providing the services described above. In addition, during 1996 the Company will make a one-time payment of $50,000 to an OEA Trust affiliate for the development of a retirement education program to be designed exclusively for OEA members. During 1997, the Company expects to compensate OEA Trust approximately $180,000.00 as reimbursement for the costs and services described above. The OEA Trust receives no commissions or other transaction-based compensation from the sale of the Company's endorsed variable annuity.




--------------------------------------------------------------------------------

                                  APPENDIX I
                       GUARANTEED ACCUMULATION ACCOUNT
================================================================================

   The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts discussed in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

   GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA, as specified in the Contract. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time, amounts may be applied to any or all available Guaranteed Terms within the Short- Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

   Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

   By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

Mortality and Expense Risk Charges
   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers
   Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

Contract Loans
   Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

Reinvestment Privilege
   If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.


--------------------------------------------------------------------------------

                                 APPENDIX II
                                FIXED ACCOUNT
================================================================================

   The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

   The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment. The Fixed Account is available under Installment Purchase Payment contracts only.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

   If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions-- Deferred Sales Charge.")

Transfers Among Investment Options
   Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation. By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

Contract Loans
   Loans may be made from Account Values held in the Fixed Account.


--------------------------------------------------------------------------------

                                 APPENDIX III
                              FIXED PLUS ACCOUNT
================================================================================

   The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

Fixed Plus Account Withdrawals
   The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day the Company receives a written request at its Home Office. This 20% amount will be reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

   Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made due to (a) the Participant's death before the Annuity Date; (b) the election of an Annuity option; or (c) if the Fixed Plus Account


--------------------------------------------------------------------------------
value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.


   For a description of these rules as they relate to contracts issued to the State of Montana and the Board of Trustees-- University of Illinois, see "Fixed Plus Account withdrawals--State of Montana and University of Illinois" below.

Fixed Plus Account Withdrawals--State of Montana and University of Illinois
   Under Contracts issued to the State of Montana and the Board of Trustees--University of Illinois, during a calendar year any withdrawal requested from an Account Fixed Plus Account Value may not exceed 20% of the Account's Fixed Plus Account current value as of the date the withdrawal request is received in good order at the Home Office. The withdrawal value will be reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the calendar year.

   If a full withdrawal is requested from an Account, we will pay any Fixed Plus Account withdrawal value from the Account with interest, in five annual payments of:

   One-fifth of the Fixed Plus Account withdrawal value minus any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the calendar year;

   One-fourth of the remaining Fixed Plus Account withdrawal value 12 months later;

   One-third of the remaining Fixed Plus Account withdrawal value 12 months later;

   One-half of the remaining Fixed Plus Account withdrawal value 12 months later; and

   The balance of the Fixed Plus Account withdrawal value as the fifth and final payment 12 months later.

   Once we receive a request for a full withdrawal from an Account, no further withdrawals, transfers or loans will be permitted from the Fixed Plus Account.

   If the withdrawal is due to death or annuitization, or if the Fixed Plus Account value is less than $3,500, the entire Fixed Plus Account value will be paid in one sum.

Transfers Among Investment Options
   The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request at our Home Office. This 20% amount will be reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

   Under Contracts issued to the State of Montana and the Board of Trustees--University of Illinois, unlimited transfers from the Fixed Plus Account to any other available investment option(s) are allowed. For each calendar year, the amount of such transfers is limited to 20% of the amount held in the Fixed Plus Account minus amounts previously withdrawn or transferred during that year.

   By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments.

SWO
   The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

Contract Loans
   Loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.


--------------------------------------------------------------------------------

                         For Master Applications Only


I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity prospectus dated May 1, 1997 for Section 403(b) Tax- Deferred Annuity Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.



 Please send an Account C Statement of Additional Information (Form No. SAI. 75964-97) dated May 1, 1997.


--------------------------------------------------------------------------------
                         CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                     DATE


PROS. 75964-97

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C

                                       OF

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1997


     Group and Individual Variable Annuity Contracts Available under Section 403(b) and 401(a)


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

General Information and History............................................. 1
Variable Annuity Account C.................................................. 1
Offering and Purchase of Contracts.......................................... 2
Performance Data............................................................ 2
      General............................................................... 2
      Average Annual Total Return Quotations................................ 3
Annuity Payments............................................................ 6
Sales Material and Advertising.............................................. 7
Independent Auditors........................................................ 7
Financial Statements of the Separate Account................................ S-1
Financial Statements of Aetna Life Insurance and Annuity Company............ F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the Company) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $____ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $___billion in assets held in the Company's separate accounts. The Company had $____ billion in assets under management, including $__ billion in its mutual funds. As of ______________, it ranked among the top ___% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna ^ Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to, deletions from or substitution of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:


          Aetna Variable Fund                                      Calvert Responsibly Invested Balanced Portfolio
          Aetna Income Shares                                      Fidelity VIP II Contrafund Portfolio
          Aetna Variable Encore Fund                               Fidelity VIP Equity-Income Portfolio
          Aetna Investment Advisers Fund, Inc.                     Fidelity VIP Growth Portfolio
          Aetna Ascent Variable Portfolio                          Fidelity VIP Overseas Portfolio
          Aetna Crossroads Variable Portfolio                      Franklin Government Securities Trust
          Aetna Legacy Variable Portfolio                          Janus Aspen Aggressive Growth Portfolio
          Aetna Variable Capital Appreciation Portfolio            Janus Aspen Balanced Portfolio
          Aetna Variable Growth Portfolio                          Janus Aspen Flexible Income Portfolio
          Aetna Variable Index Plus Portfolio                      Janus Aspen Growth Portfolio
          Aetna Variable Small Company Portfolio                   Janus Aspen Short-Term Bond Portfolio
          Alger American Growth Portfolio                          Janus Aspen Worldwide Growth Portfolio
          Alger American Small Cap Portfolio                       Lexington Natural Resources Trust
          American Century VP Capital Appreciation                 Neuberger & Berman Growth Portfolio
            (formerly TCI Growth)                                  Scudder International Portfolio Class A Shares



Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges if applicable during the period shown and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


Table A shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under Single Payment Accounts issued by the Company. No maintenance fee applies to these types of Accounts. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee. The Company may also advertise total return quotations for Installment Payment Accounts with a $15 and a $7.50 annual maintenance fee. The returns shown below do not reflect the 0.25% administrative expense charge applicable to some Contracts, since this charge was not assessed during the periods illustrated. The Company will reflect such charges for periods beginning after April 4, 1997, and may also advertise returns that do not reflect such charges.
In both sets of tables shown below, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                                          ^ TABLE A
                                                            -------


                                         ---------------------------------- -------------------------------------------- -----------
        Single Payment Account:                                                                                             Fund
          ($0 Maintenance Fee)                      STANDARDIZED                         NON-STANDARDIZED                Inception
                                                                                                                            Date
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                             09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio
   Class A Shares                                                                                                        04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                          TABLE B
                                                          -------

                                         ---------------------------------- -------------------------------------------- -----------
      Installment Payment Account:                                                                                          Fund
         ($20 Maintenance Fee)                      STANDARDIZED                         NON-STANDARDIZED                Inception
                                                                                                                            Date
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                             09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio
   Class A Shares                                                                                                        04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS


When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report..............................................S-__
Statement of Assets and Liabilities.......................................S-__
Statement of Operations...................................................S-__
Statements of Changes in Net Assets.......................................S-__
Notes to Financial Statements ............................................S-__
Condensed Financial Information...........................................S-__









      FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND OF AETNA LIFE

             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY






Form No. SAI.75964-97                                        ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements: *
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1996
                  - Statement of Operations for the year ended December 31, 1996
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1996 and 1995
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Balance Sheets as of December 31, 1996 and 1995
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)    Form of Variable Annuity Contract (IA-CDA-IA)(4)
         (4.3)    Form of Variable Annuity Contract (G-CDA-HD)(5)
         (4.4)    Form of Variable Annuity Contract (GIT-CDA-HO)
         (4.5)    Form of Variable Annuity Contract (GLIT-CDA-HO)
         (4.6)    Form of Variable Annuity Contract (GST-CDA-HO)
         (4.7)    Form of Variable Annuity Contract (I-CDA-HD)
         (4.8)    Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC(SPD)) to
                  Contract IA-CDA-IA(6)
         (4.9)    Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and G-CDA-HF(2)

         (4.10) Form of Endorsement (403(b)END(1/97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO, and GST-CDA-HO
         (5)      Form of Variable Annuity Contract Application (710.00.16H)(4)
         (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(7)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company
         (7)      Not applicable
         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
         (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(8)
         (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996
         (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
         (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

         (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and August
                  13, 1993(2)
         (8.12)   Amendment dated as of February 20, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(8)
         (8.13)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(9)
         (14)     Not applicable
         (15.1)   Powers of Attorney
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*    To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964) filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75958) filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996.
6. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964) filed on April 28, 1995.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                                     Positions and Offices with Depositor
------------------                                    ------------------------------------

Daniel P. Kearney                                     Director and President

Timothy A. Holt                                       Director, Senior Vice President and Chief Financial
                                                      Officer

Christopher J. Burns                                  Director and Senior Vice President

Laura R. Estes                                        Director and Senior Vice President

Gail P. Johnson                                       Director and Vice President

John Y. Kim                                           Director and Senior Vice President

Shaun P. Mathews                                      Director and Vice President

Glen Salow                                            Director and Vice President

Creed R. Terry                                        Director and Vice President

Deborah Koltenuk                                      Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven                                  Vice President and Chief Compliance Officer

Kirk P. Wickman                                       Vice President, General Counsel and Secretary



*    The principal business address of all directors and officers listed is 151
     Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
---------------------------------------------------------------------------------------

     Attached hereto is a listing of all persons directly or indirectly under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percent and are based on ownership of voting rights), and (3) its principal business.


September 30, 1997                                        ORGANIZATION CHART

----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Inc.                    CT (1)                       Publicly Held                           Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Services, Inc.          CT (1) (*)                   Aetna Inc.                100%          Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         PA (1) (*)                   Aetna Inc.                100%          Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance Company  CT (1) (*)                   Aetna Services, Inc.      100%          Life and Health Insurance and
                                                                                                   Related Services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Retirement Services,    CT (1) (*)                   Aetna Services, Inc.      100%          Holding Company
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International, Inc.     CT (1) (*)                   Aetna Services, Inc.      100%          Holding Company for
                                                                                                   International Subsidiaries
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health and Life         CT (1) (*)                   Aetna Services, Inc.      100%          Life and Health Insurance
Insurance Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Structured Benefits, Inc.     CT (1) (*)                   Aetna Services, Inc.      100%          Broker of Life and Annuity
                                                                                                   Products and Administrative
                                                                                                   Services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Span Data Processing          CT (1) (*)                   Aetna Services, Inc.      100%          Data Processing
Center, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------




(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest hole percent and are based on ownership of voting rights.

                                       1


----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Foundation, Inc.        CT (1) (*)                   Aetna Services, Inc.      100%a         Supports charitable scientific,
                                                                                                   literary and educational
                                                                                                   activities
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Imperial Fire & Marine        U.K. (1) (**)                Aetna Services, Inc.       10%          Reinsurance
Re-Insurance Company Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Business Resources,     CT (1) (*)                   Aetna Services, Inc.      100%          Provides business services to
Inc.                                                                                               external clients
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AE Fifteen, Incorporated      CT (1) (*)                   Aetna Services, Inc.      100%          Shell Corp. for interest in
                                                                                                   cogeneration
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Luettgens Limited             CT (1) (*)                   Aetna Services, Inc.      100%          Retail Specialty Store
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AE Housing Corp.              CT (1) (*)                   Aetna Services, Inc.      100%          Real Estate
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Capital L.L.C.          DE (5) (*)                   Aetna Services, Inc.       95%b         Finance - limited liability
                                                                                                   company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Realty Investments I,   CT (1) (*)                   Aetna Services, Inc.      100%          Real Estate Investment
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Structured Benefits of        FL (1) (**)                  Structured Benefits,      100%          Brokering of Life and Annuity
Florida, Inc.                                              Inc.                                    products and Administrative
                                                                                                   Services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Properties I Limited    CT (2) (***)                 Aetna Realty               84%c         Real Estate Investment
Partnership                                                Investments I, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
CMBS Holdings, Inc.           TX (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment and
                                                           Company                                 Management
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Real Estate             CT (1) (*)                   Aetna Life Insurance      100%          Acquire, develop and lease real
Properties, Inc.                                           Company                                 estate
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
ALIC Energy, Co.              TX (1) (*)                   Aetna Life Insurance      100%          Acquisition and Management of
                                                           Company                                 non-traditional investments
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Insurance Company of    CT (1) (*)                   Aetna Life Insurance      100%          Insurance
Connecticut                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
CDI Equity, Inc.              DE (1) (*)                   Aetna Life Insurance      100%          Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

----------------------------------------
 a      Nonstock Corporation
 b      Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.
 c      Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.



                                       2



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
CDI Equity L.L.C.             DE (5) (*)                   Aetna Life Insurance       99%d         Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AE Fourteen, Inc.             CT (1) (*)                   Aetna Life Insurance      100%          Cogeneration
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Assignment         CT (1) (*)                   Aetna Life Insurance      100%          Assignment Company for
Company                                                    Company                                 structured settlements
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Bayshore Heights Associates   FL (2) (**)                  Aetna Life Insurance       70%          Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna/Area Corporation        CT (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment and
                                                           Company                                 Management
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Institutional           CT (2) (**)                  Aetna Life Insurance       13%e         Real Estate Investment
Investors I Limited                                        Company
Partnership
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
ShadowRidge At Oak Park       CA (2) (**)                  Aetna Life Insurance       80%          Real Estate
Condominium Associates                                     Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
BPC Equity, Inc.              DE (1) (*)                   Aetna Life Insurance      100%          Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
BPC Equity, L.L.C.            DE (5) (*)                   Aetna Life Insurance       99%f         Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AHP Holdings, Inc.            CT (1) (*)                   Aetna Life Insurance      100%          Holding Company
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Bay Area Mall, L.L.C.         DE (5) (*)                   Aetna Life Insurance       99%g         Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Bay Area Mall, Inc.           DE (1) (*)                   Aetna Life Insurance      100%          Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
455 Market Street             CA (2) (**)                  Aetna Life Insurance       90%h         Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

-----------------------
 d      CDI Equity, Inc. owns 1% of this Limited Liability Company.
 e      Aetna Real Estate Properties, Inc. is a 1% general partner.
 f      BPC Equity, Inc. owns 1% of this Limited Liability Company.
 g      Bay Area Mall, Inc. owns 1% of this Limited Liability Company.
 h      89% general partner and 1% limited partner.




                                       3



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport A         CA (2) (**)                  Aetna Life Insurance       50%i         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport Number    CA (2) (**)                  Aetna Life Insurance       50%j         Real Estate Investment
8                                                          Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport Number    CA (2) (**)                  Aetna Life Insurance       50%k         Real Estate Investment
9                                                          Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport Number    CA (2) (**)                  Aetna Life Insurance       50%l         Real Estate Investment
10                                                         Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport Number    CA (2) (**)                  Aetna Life Insurance       50%m         Real Estate Investment
11                                                         Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Koll Center Newport Number    CA (3) (**)                  Aetna Life Insurance       60%          Real Estate Investment
14                                                         Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Hamilton Partnership    IL (2) (**)                  Aetna Life Insurance       62%          Real Estate
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Waterloo Associates Limited   NC (2) (**)                  Aetna Life Insurance       99%n         Real Estate Investment
Partnership                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Hayward Industrial Park       CT (2) (**)                  Aetna Life Insurance       99%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Gables At Farmington          CT (2) (**)                  Aetna Life Insurance       60%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Gables at Brighton            NY (2) (**)                  Aetna Life Insurance       50%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Country Club Heights at       MA (2) (**)                  Aetna Life Insurance       60%          Real Estate Investment
Woburn Associates                                          Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Britcher Aetna-Laguna Hills   CA (2) (**)                  Aetna Life Insurance       68%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Harbor Business Park          CA (2) (**)                  Aetna Life Insurance       99%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

----------------------
 i      Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
 j      Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
 k      Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
 l      Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
 m      Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
 n      Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.


                                       4



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Ensenada De Las Colinas I     TX (2) (**)                  Aetna Life Insurance       99%o         Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Trevose Hospitality, Inc.     CT (1) (**)                  Aetna Life Insurance      100%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Oaks at Valley Ranch I        TX (2) (**)                  Aetna Life Insurance       99%p         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Oaks at Valley Ranch II       TX (2) (**)                  Aetna Life Insurance       99%q         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
KBC-RED Hill Limited          CA (2) (**)                  Aetna Life Insurance       80%          Real Estate Investment
Partnership                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
KBC-Eastside Limited          AZ (2) (**)                  Aetna Life Insurance       80%          Real Estate Investment
Partnership                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
C.R.I. Hotel Associates,      IA (2) (**)                  Aetna Life Insurance       75%          Real Estate Investment
L.P.                                                       Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Trumbull One, Inc.            CT (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Trumbull Two, Inc.            CT (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Trumbull Three, Inc.          CT (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Trumbull Four, Inc.           CT (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Century City North L.L.C.     DE (5) (**)                  Aetna Life Insurance       84%r         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Southfield Partners           MD (2) (**)                  Aetna Life Insurance       99%s         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Lincoln Rancho Cucamonga      CA (2) (**)                  Aetna Life Insurance       60%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

--------------------

 o      Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
 p      Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
 q      Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
 r      Aetna Health and Life Insurance Company owns 16% of this Limited Liability Company.
 s      Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.

                                       5



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Village Green of Madison      MI (2) (**)                  Aetna Life Insurance       99%t         Real Estate Investment
Heights                                                    Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Centrum Associates            CA (2) (**)                  Aetna Life Insurance       65%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Tri-City Mall Associates      AZ (2) (**)                  Aetna Life Insurance       50%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Southwest Financial           AZ (2) (**)                  Aetna Life Insurance       60%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
B&H Ventures IV Limited       CT (2) (**)                  Aetna Life Insurance       75%          Real Estate Investment
Partnership                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Champions Richland            TX (2) (*)                   Aetna Life Insurance       99%u         Real Estate Investment
Northcourte Partnership                                    Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Chris-Town Village            AZ (2) (**)                  Aetna Life Insurance       50%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Woodside Terrace Partners     CA (2) (**)                  Aetna Life Insurance       60%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Spectrum Fashion Center       AZ (2) (**)                  Aetna Life Insurance       50%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Chambridgeside Galleria       MA (2) (**)                  Aetna Life Insurance       50%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
ADBI Partnership              FL (2) (**)                  Aetna Life Insurance       30%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Marriott Inner Harbor Hotel   MD (2) (*)                   Aetna Life Insurance       99%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
TCR Ventanga Limited          TX (2) (**)                  Aetna Life Insurance       99%v         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
1501 Fourth Ave. Limited      WA (2) (**)                  Aetna Life Insurance       85%w         Real Estate Investment
Partnership                                                Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Thace Associates              MI (2) (**)                  Aetna Life Insurance       25%          Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

-------------------------

 t      Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
 u      Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
 v      Aetna Life Insurance Company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.
 w      Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.

                                       6



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Lincoln Los Padres            CA (2) (**)                  Aetna Life Insurance       99%x         Real Estate Investment
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Eastmeadow Distribution       GA (2) (**)                  Aetna Life Insurance       99%y         Real Estate Investment
Center Limited Partnership                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Eastmeadow Distribution       GA (2) (**)                  Aetna Life Insurance       99%z         Real Estate Investment
Center Phase II Limited                                    Company
Partnership
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Azalea Mall, L.L.C.           DE (5) (**)                  Aetna Life Insurance       99%aa        Real Estate Holding Company
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Southeast Second Avenue,      DE (1) (*)                   Aetna Life Insurance      100%          Real Estate Investment
Inc.                                                       Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Menlo One, L.L.C.             DE (5) (**)                  Aetna Life Insurance       99%bb        Real Estate Holding Company
                                                           Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Central Trust Center          OH (2) (**)                  Aetna Life Insurance       15%          Real Estate Investment
Associates                                                 Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Capitol District Energy       CT (2) (**)                  AE Fourteen, Inc.          50%          Cogeneration of electrical power
Center Cogeneration
Associates
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of Ohio,   OH (1) (*)                   AHP Holdings, Inc.        100%          HMO
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Dental Care of          CA (1) (*)                   AHP Holdings, Inc.        100%          Provide pre-paid dental services
California, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         FL (1) (*)                   AHP Holdings, Inc.        100%          HMO
Florida, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Informed Health, Inc.         DE (1) (*)                   AHP Holdings, Inc.        100%          Sponsors health Information
                                                                                                   service
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         TN (1) (*)                   AHP Holdings, Inc.        100%          HMO
Tennessee, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

------------------------
 x      Aetna Life Insurance company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.
 y      Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
 z      Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
 aa     Southeast Second Avenue, Inc. owns 1% of these limited liability companies.
 bb     Southeast Second Avenue, Inc. owns 1% of these limited liability companies.



                                       7



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         GA (1) (*)                   AHP Holdings, Inc.        100%          HMO
Georgia, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Management,      DE (1) (*)                   AHP Holdings, Inc.        100%          HMO management company
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Dental Care of New      NJ (1) (*)                   AHP Holdings, Inc.        100%          Dental Care
Jersey, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Healthways Systems, Inc.      DE (1) (*)                   AHP Holdings, Inc.        100%          Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of the     VA (1) (*)                   AHP Holdings, Inc.        100%          HMO
Mid-Atlantic, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of the     NC (1) (*)                   AHP Holdings, Inc.        100%          HMO
Carolinas, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
PHPSNE Parent Corporation     DE (1) (*)                   AHP Holdings, Inc.         55%          Holding company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         AZ (1) (*)                   AHP Holdings, Inc.        100%          HMO
Arizona, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Dental Care of Texas,   TX (1)(*)                    AHP Holdings, Inc.        100%          HMO offering single health
Inc.                                                                                               service plan - dental
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Human Affairs                 UT (1) (*)                   AHP Holdings, Inc.        100%          Provide employee assistance
International, Incorporated                                                                        services and managed mental
                                                                                                   health programs
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         IL (1) (*)                   AHP Holdings, Inc.        100%          HMO
Illinois, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Dental Care of          KY (1) (*)                   AHP Holdings, Inc.        100%          Dental Plan Organization
Kentucky, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         PA (1) (*)                   AHP Holdings, Inc.        100%          HMO
Central and Eastern
Pennsylvania, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         TX (1) (*)                   AHP Holdings, Inc.        100%          HMO
Texas, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         LA (1) (*)                   AHP Holdings, Inc.        100%          HMO
Louisiana, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Professional            CT (1) (*)                   AHP Holdings, Inc.        100%          Physician Practice Management
Management Corporation
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
MED Southwest, Inc.           TX (1) (*)                   AHP Holdings, Inc.         55%          Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------



                                       8



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         CT (1) (*)                   PHPSNE Parent             100%          HMO
Southern New England, Inc.                                 Corporation
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Freedom Choice, Inc.          PA (1)(*)                    Aetna Health Plans of     100%          Third party administrator
                                                           Central and Eastern
                                                           Pennsylvania, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
ADS Health Management, Inc.   CA (1) (*)                   Aetna Professional        100%          Physician practice management
                                                           Management Corporation                  services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Healthways, Inc.              IL (1) (*)                   Aetna Professional        100%          General Business Corporation
                                                           Management Corporation
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Government Health       CA (1) (*)                   Aetna Health              100%          Sponsors Champus business
Plans, Inc.                                                Management, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of         CA (1) (*)                   Aetna Health              100%          HMO
California, Inc.                                           Management, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of New     NY (1) (*)                   Healthways Systems, Inc.  100%          HMO
York, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of New     NJ (1) (*)                   Healthways Systems, Inc.  100%          HMO
Jersey, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Southwest Physicians Life     TX (1) (*)                   MED Southwest, Inc.       100%          Life and Health Insurer
Insurance Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health Plans of North   TX (1) (*)                   MED Southwest, Inc.       100%          HMO
Texas, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Human Affairs of Alaska,      AK (1) (*)                   Human Affairs             100%          Provides mental health
Inc.                                                       International,                          services/managed mental health
                                                           Incorporated                            services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Human Affairs International   CA (1) (*)                   Human Affairs             100%          Provides mental health
of California                                              International,                          services/managed mental health
                                                           Incorporated                            services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Behavioral Healthcare         DE (1) (*)                   Human Affairs             100%          Mental health services
Solutions, Inc.                                            International,
                                                           Incorporated
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------


                                       9



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Human Affairs International   NY (1) (*)                   Human Affairs             100%          Independent practice association
IPA, Inc.                                                  International,
                                                           Incorporated
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Retirement Holdings,    CT (1) (*)                   Aetna Retirement          100%          Holding Company
Inc.                                                       Services, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance and      CT (1) (*)                   Aetna Retirement          100%          Life insurance, pensions and
Annuity Company                                            Holdings, Inc.                          annuities
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Systematized Benefits         CT (1) (*)                   Aetna Retirement          100%          Third Party Administrator
Administrators, Inc.                                       Holdings, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Financial Services,     CT (1) (*)                   Aetna Retirement          100%          Broker-dealer and investment
Inc.                                                       Holdings, Inc.                          advisor
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aeltus Investment             CT (1) (*)                   Aetna Retirement          100%          Investment Advisor
Management, Inc.                                           Holdings, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Services,    CT (1) (*)                   Aetna Retirement          100%          Distribute securities products -
Inc.                                                       Holdings, Inc.                          ALIAC and outside funds
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Insurance Company of    CT (1) (*)                   Aetna Life Insurance      100%          Write/reinsure life and annuity
America                                                    and Annuity Company                     business
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Private Capital Inc.    CT (1) (*)                   Aetna Life Insurance      100%          General Business Corporation
                                                           and Annuity Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna New Series Fund, Inc.   MD (1) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Income Shares           MA (4) (**)                  Aetna Life Insurance       99%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Variable Encore Fund    MA (4) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna GET Fund                MA (4) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Variable Portfolios,    MD (1) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
Inc.                                                       and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Variable Fund           MA (4) (**)                  Aetna Life Insurance       98%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Generation              MD (1) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
Portfolios, Inc.                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------




                                       10



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Advisers     MD (1) (**)                  Aetna Life Insurance      100%          Regulated Investment Company
Fund, Inc.                                                 and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Series Fund, Inc.       MD (1) (**)                  Aetna Life Insurance       13%          Regulated Investment Company
                                                           and Annuity Company                     (Mutual Fund)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Bermuda (1) (*)              Aeltus Investment         100%          Holding Company
(Bermuda) Holdings Limited                                 Management, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aeltus Capital, Inc.          CT (1) (*)                   Aeltus Investment         100%          Broker-dealer related functions
                                                           Management, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aeltus Trust Company          CT (1) (*)                   Aeltus Investment         100%          Fiduciary Powers Granted to
                                                           Management, Inc.                        State Bank and Trust Companies
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Smith Whiley & Company        DE (1) (**)                  Aeltus Investment          35%          Alliance with Aeltus
                                                           Management, Inc. (1)(*)
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Singapore (1) (*)            Aetna Investment          100%          Limited private investment
(S'pore) PTE Ltd.                                          Management (Bermuda)                    management
                                                           Holdings Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
China Dynamic Investment      Hong Kong (1) (**)           Aetna Investment           50%          Establish and manage collective
Management (Hong Kong)                                     Management (Bermuda)                    investment scheme
Limited                                                    Holdings Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International           Hong Kong (1) (*)            Aetna International,      100%          Holding Company for insurance
Holdings (Hong Kong) I                                     Inc.                                    and financial services
Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
East Asia Aetna Insurance     Bermuda (1) (**)             Aetna International,       50%          Life Disability and Employee
Company (Bermuda) Ltd.                                     Inc.                                    Benefits Ins. in H.K.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International Fund      CT (1) (*)                   Aetna International,      100%          Investment Management Services
Management Inc.                                            Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AE Insurance (Cayman) Ltd.    Cayman (1) (**)              Aetna International,      100%          Insurance Company
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
ALICA Holdings, Inc.          CT (1) (*)                   Aetna International,       80%          Dedicated Holding Company
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance          CT (1) (*)                   Aetna International,      100%          Life Insurance
Company of America                                         Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International           Hong Kong (1) (*)            Aetna International,      100%          Holding Company
Holdings (Hong Kong) II                                    Inc.
Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------





                                       11



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Internacional De        Mexico (1) (*)               Aetna International,      100%          Mexican Holding Company
Mexico S.A. De C.V.                                        Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna S.A.                    Chile (1) (*)                Aetna International,      100%          Holding Co.
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Arcella Limited               Hong Kong (1) (*)            Aetna International,      100%          Investment & holding Co. for
                                                           Inc.                                    Aetna's Asia Pacific operations
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life & Casualty         Bermuda (1) (*)              Aetna International,      100%          Insurance, Guaranteed and
Bermuda Limited                                            Inc.                                    Indemnity Business
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International Global    Luxembourg (1) (**)          Aetna International,      100%          Investment Services
Investment Services                                        Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Heart Company Limited   Taiwan (1) (*)               Aetna International,       80%          Trading Company - Marketing of
                                                           Inc.                                    gifts and souvenirs
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance Inc.     Philippines (1) (*)          Aetna International,      100%          Life Insurance
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life and Casualty       Netherlands Antilles (1)     Aetna International,      100%          Finance Investment Company
International Finance N.V.    (*)                          Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Australia (1) (*)            Aetna International,      100%          Stockbroking
(Australia) Limited                                        Inc.
---------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Capital Holdings, Inc.  CT (1) (*)                   Aetna International,      100%          Holding Company
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Securities Investment   Taiwan (1) (*)               Aetna International,      100%          Securities investment advisor
Management (Taiwan) Ltd.                                   Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Capital Management      U.K. (1) (*)                 Aetna International,      100%          Promoter of offshore mutual
International Ltd.                                         Inc.                                    funds or other open-ended
                                                                                                   investment vehicles
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
AE Five Incorporated          CT (1) (*)                   Aetna International,      100%          Holding Company
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Canada Holdings         Canada (1) (*)               Aetna International,      100%          Investment Holding Company
Limited                                                    Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Taiwan (1) (*)               Aetna International,       80%          Provide non-security business
(Taiwan) Limited                                           Inc.                                    and investment advice
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International (N.Z.)    New Zealand (1) (*)          Aetna International,      100%          Holding Company
Limited                                                    Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------






                                       12



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Hong Kong (1) (*)            Aetna International,      100%          Investment Holding Company
(F.E.) Holdings Limited                                    Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Blue Cross (Asia Pacific)     Hong Kong (1) (**)           Aetna International        35%cc        Underwriter Casualty and
Insurance Ltd.                                             Holdings (Hong Kong) I                  general ins in Hong Kong and
                                                           Limited                                 Macau
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
East Asia Aetna Services      Hong Kong (1) (**)           East Asia Aetna           100%          Management services to
Company Limited                                            Insurance Company                       associate companies
                                                           (Bermuda) Ltd.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
PT Danamon-Aetna Life         Indonesia (1) (*)            Aetna Life Insurance       50%          Limited liability life
Insurance Company                                          Company of America                      insurance company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Daya Aetna (Malaysia) SDN.    Malaysia (1) (*)             Aetna International        82%          Holding Company
BHD.                                                       Holdings (Hong Kong) II
                                                           Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Universal Insurance     Malaysia (1) (*)             Daya Aetna (Malaysia)     100%          Individual Life, Home service,
SDN. BHD.                                                  SDN. BHD.                               group and general insurance
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
The Aetna International       Luxembourg (1) (**)          Aetna Life & Casualty       5%dd        An undertaking for the
Umbrella Fund                                              Bermuda Limited                         collective investment in
                                                                                                   transferable securities
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Healthcare, Inc.        Philippines (1) (*)          Aetna Life Insurance      100%          Insurance
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna (Netherlands)           Netherlands (1) (**)         Aetna Life and Casualty   100%          Finance Company
Holdings B.V.                                              International Finance
                                                           N.V.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Travelguard Limited           Hong Kong (1) (**)           Blue Cross (Asia          100%          Insurance Agent
                                                           Pacific) Insurance Ltd.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Toursafe Limited              Hong Kong (1) (**)           Blue Cross (Asia          100%          Insurance Agent
                                                           Pacific) Insurance Ltd.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Travelsafe Limited            Hong Kong (1) (**)           Blue Cross (Asia          100%          Insurance agent for its
                                                           Pacific) Insurance Ltd.                 ultimate holding company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

--------------------------
 cc     East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.
 dd     Percentage controlled by Aetna Services, Inc. includes ownership by the following:  Aetna Services, Inc. 1%, Aetna Life
        Insurance Company of America 4%, Aetna Investment Management (F.E.) Limited 2% and Aetna Life Insurance Company of Canada 1%




                                       13



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Valores Monterrey Aetna,      Mexico (1) (b)               Aetna Internacional de     15%ee        Holding Company
S.A. de C.V.                                               Mexico S.A. de C.V.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Meximed, S.A. de C.V.         Mexico (1) (*)               Valores Monterrey         100%          Services for insureds for
                                                           Aetna, S.A. de C.V.                     hospitals admissions and claims
                                                                                                   processing
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Fianzas Monterrey Aetna,      Mexico (1) (*)               Valores Monterrey         100%          Issuance of Bonds
S.A.                                                       Aetna, S.A. de C.V.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Seguros Monterrey Aetna,      Mexico (1) (*)               Valores Monterrey         100%          Insurance and Reinsurance
S.A.                                                       Aetna, S.A. de C.V.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Grupo Vamsa, S.A. de C.V.     Mexico (1) (*)               Valores Monterrey         100%          Legal Administration and
                                                           Aetna, S.A. de C.V.                     Financial Services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Asesores en Promocion         Mexico (1) (*)               Valores Monterrey          95%          Marketing of Segunos
Segunomina S.A. de C.V.                                    Aetna, S.A. de C.V.                     products/payroll discounts
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Chile Seguros           Chile (1) (*)                Aetna S.A.                 98%          Casualty insurance company
Generales S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Administradora de       Chile (1) (*)                Aetna S.A.                100%          Real Estate Investment rust
Fondos de Inversion S.A.                                                                           Management Co.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Chile Seguros de Vida   Chile (1) (*)                Aetna S.A.                100%          Life Insurance Company
S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Pensiones S.A.          Chile (1) (*)                Aetna S.A.                100%          Holding Company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Credito Hipotecario     Chile (1) (*)                Aetna S.A.                100%          Mortgage Company
S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Vida S.A.               Argentina (1) (*)            Aetna S.A.                 60%          Health and Life Insurance
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International Peru      Peru (1) (*)                 Aetna S.A.                 86%ff        Holding Company
S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Salud S.A.              Chile (1) (*)                Aetna S.A.                 90%          Health Indemnity - Chile
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Administradora de Fondos de   Chile (1) (*)                Aetna Pensiones S.A.       52%          Pension Funds Management Company
Pensiones Santa Maria S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Santa Maria Internacional     Chile (1) (*)                Administradora de         100%          Pension Administration
S.A.                                                       Fondos de Pensiones
                                                           Santa Maria S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

-----------------------
 ee     Aetna International, Inc. and AE Five, Incorporated each own 15% of this corporation.
 ff     Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S. A. have combined ownership of 14%.




                                       14



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Pensiones Peru S.A.     Peru (1) (*)                 Santa Maria                71%gg        Investment
                                                           Internacional S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Administradora de Fondos de   Peru (1) (*)                 Aetna Pensiones Peru       30%hh        Pension Funds Management Company
Pensiones Integra S.A.                                     S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Compania De Seguros Condor    Peru (1) (*)                 Aetna International        34%          Insurance and Reinsurance
S.A.                                                       Peru S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Immobilaria Padre Marinano    Chile (1) (*)                Aetna Credito              99%ii        Real Estate Development
S.A.                                                       Hipotecario S.A.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance          Canada (1) (*)               Aetna Canada Holdings     100%          Life, accident and sickness
Company of Canada                                          Limited                                 insurance
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Equinox Financial Group Inc.  Canada (1) (*)               Aetna Canada Holdings      92%jj        Distributor of life insurance,
                                                           Limited                                 financial and related  products
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
2733854 Canada Ltd.           Canada (1) (*)               Aetna Canada Holdings      70%kk        Marketing of life ins. and
                                                           Limited                                 related products
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Capital Management      Ontario (1) (*)              Aetna Canada Holdings      15%          Investment Counselor Portfolio
Limited                                                    Limited                                 Manager
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Acceptance              Ontario (1) (*)              Aetna Canada Holdings     100%          Provision of Financial
Corporation Limited                                        Limited                                 Assistance to Agents to Assist
                                                                                                   in growth of business
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Eclipse Claims Services,      Ontario (1) (**)             Aetna Life Insurance       25%          Electronic Claims adjustment
Inc.                                                       Company of Canada                       services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Benefits Management,    Canada (1) (*)               Aetna Life Insurance      100%          Claims Administration and
Inc.                                                       Company of Canada                       Actuarial Services
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Landex Properties Ltd.        British Columbia (1) (*)     Aetna Life Insurance      100%          Real Estate acquisitions
                                                           Company of Canada
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Mount-Batten Properties       Ontario (1) (*)              Aetna Life Insurance      100%          Acquisition, development and
Limited                                                    Company of Canada                       management of Real Estate
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

------------------------
 gg     Aetna S.A. owns 29% of this company.
 hh     Aetna Pensiones Peru S.A. owns 30% of this company.
 ii     Aetna S.A. owns 1% of this company.
 jj     Aetna Life Insurance Company of Canada owns 8% of this corporation.
 kk     Equinox Financial Group, Inc. owns 30% of this corporation.



                                       15



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
3158047 Canada Limited        Canada (1) (*)               Aetna Life Insurance      100%          Acquisition, development and
                                                           Company of Canada                       management of Real Estate
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
3273806 Canada Limited        Canada (1) (*)               Aetna Life Insurance      100%          Real Estate Holding Company
                                                           Company of Canada
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
PVS Preferred Vision          Canada (1) (**)              Aetna Benefits             20%          Provider of Ophthalmic, Service
Services Inc.                                              Management, Inc.                        for four major shareholders
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Churchill Office Park         Canada (1) (**)              Mount-Batten Properties    45%          Real Estate Development of
Limited                                                    Limited                                 Ottawa site
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Health (N.Z.) Limited   New Zealand (1) (*)          Aetna International        50%          Health Insurance Underwriting
                                                           (N.Z.) Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Life Insurance (N.Z.)   New Zealand (1) (*)          Aetna Health (N.Z.)       100%          Group benefits/pension
Limited                                                    Limited                                 management
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
First Medical Corporation     New Zealand (1) (*)          Aetna Health (N.Z.)       100%          Indemnity Health Insurance
Limited                                                    Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Managed Care (New Zealand)    New Zealand (1) (*)          Aetna Health (N.Z.)       100%          Super annuitization/long term
Limited                                                    Limited                                 care
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Prime Health Limited          New Zealand (1) (*)          Managed Care (New          50%          Buying and managing risk for
                                                           Zealand) Limited                        publicly funded health services
                                                                                                   and providing management
                                                                                                   services and infrastructure to
                                                                                                   its network of doctors
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
PLJ Holdings Limited          Hong Kong (1) (*)            Aetna Investment          100%          Investment Management &
                                                           Management (F.E.)                       Securities Trading
                                                           Holdings Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Hong Kong (1) (*)            Aetna Investment          100%          Investment Management. &
(F.E.) Limited                                             Management (F.E.)                       Advisory Services for
                                                           Holdings Limited                        Individual Clients and
                                                                                                   Investment Funds
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna International Fund      Hong Kong (1) (*)            Aetna Investment          100%          Investment & Unit Trust
Managers Limited                                           Management (F.E.)                       Management
                                                           Holdings Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Aetna Investment Management   Hong Kong (1) (*)            Aetna Investment          100%          Nominee Services Holding Assets
(F.E.) Nominees Limited                                    Management (F.E.)                       of AIM F.E.'s Customers in
                                                           Holdings Limited                        street name
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------




                                       16



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Kwang HUA Securities          Taiwan (1) (*)               Aetna Investment           14%          Securities Investment & Trust
Investment & Trust Co. Ltd.                                Management (F.E.)
                                                           Holdings Limited
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Financial     DE (1) (*)                   U.S. Healthcare, Inc.     100%          Holding company
Services, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Primary Holdings, Inc.        DE (1) (*)                   U.S. Healthcare, Inc.     100%          Holding company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Dental        PA (1) (*)                   U.S. Healthcare, Inc.     100%          Dental
Plan, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Dental        NJ (1) (*)                   U.S. Healthcare, Inc.     100%          Dental
Plan, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Dental        DE (1) (*)                   U.S. Healthcare, Inc.     100%          Dental
Plan, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Health Insurance         NY (1) (*)                   U.S. Healthcare, Inc.     100%          Accident and health insurance
Company                                                                                            company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Corporate Health Insurance    MN (1) (*)                   U.S. Healthcare, Inc.     100%          Accident and health insurance
Company                                                                                            company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Managed Care, Inc.       MD (1) (*)                   U.S. Healthcare, Inc.     100%          Utilization review
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Health Maintenance            NJ (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
Organization of New Jersey,
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         NY (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         CT (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         MA (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         DE (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare of New        NH (1) (*)                   U.S. Healthcare, Inc.     100%          HMO
Hampshire, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Advent Investments, Inc.      DE (1) (*)                   U.S. Healthcare           100%          DE Holding company
                                                           Financial Services,
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Independent Investments,      DE (1) (*)                   U.S. Healthcare           100%          DE Holding company
Inc.                                                       Financial Services,
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
United States Physicians      PA (1) (*)                   U.S. Healthcare           100%          Financial Services to Physicians
Care Systems, Inc.                                         Financial Services,
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
United States Home Health     PA (1) (*)                   U.S. Healthcare           100%          Inactive - other medical
Care Systems, Inc.                                         Financial Services,                     services
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------





                                       17



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Health Aviation Corp.    PA (1) (*)                   U.S. Healthcare           100%          Ownership and operation of
                                                           Financial Services,                     airplanes
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Properties,   PA (1) (*)                   U.S. Healthcare           100%          Holding company for real estate
Inc.                                                       Financial Services,
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Criterion Communications      DE (1) (*)                   U.S. Healthcare            51%          Corporation communications
Inc.                                                       Financial Services, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Inteli-Health, Inc.           DE (1) (*)                   U.S. Healthcare            98%          Software development
                                                           Financial Services, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
USHC Management Services      DE (1) (*)                   U.S. Healthcare           100%          Management and financial
Corporation                                                Financial Services, Inc.                services to network providers
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare Advantage,    DE (1) (*)                   Advent Investments, Inc.  100%          Holding company
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Healthcare Data Interchange   DE (1) (*)                   Advent Investments, Inc.  100%          Software development
Corporation
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Wissahickon Payment           DE (1) (*)                   Advent Investments, Inc.  100%          Third party administrator
Administrators, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Advent Financial Services,    DE (1) (*)                   U.S. Healthcare           100%          Holding company
Inc.                                                       Advantage, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Corporate Health              PA (1) (*)                   Advent Financial          100%          Third party administrator for
Administrators, Inc.                                       Services, Inc.                          self-insured plans
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Managed Care Coordinators,    DE (1) (*)                   Advent Financial          100%          evaluation and administration
Inc.                                                       Services, Inc.                          of multiple health plans
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Phoenix Corporation      PA (1) (*)                   Advent Financial          100%          Shell
                                                           Services, Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Quality Algorithms,      PA (1) (*)                   Advent Financial          100%          Services to analyze the quality
Inc.                                                       Services, Inc.                          and effectiveness of medical
                                                                                                   care
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Workers Comp Advantage, Inc.  PA (1) (*)                   Advent Financial          100%          Case management and other
                                                           Services, Inc.                          medical management services for
                                                                                                   employers on costs related to
                                                                                                   workers' compensation claims
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Orion Computer Systems, Inc.  PA (1) (*)                   Healthcare Data           100%          Software development
                                                           Interchange Corporation
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Primary Investments, Inc.     DE (1) (*)                   Primary Holdings, Inc.    100%          Holding company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------





                                       18



----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
COMPANY                       STATE                        IMMEDIATE OWNER           OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
United States Health Care     PA (1) (*)                   Primary Investments,      100%          HMO
Systems of Pennsylvania,                                   Inc.
Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         VA (1) (*)                   Primary Investments,      100%          HMO
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare, Inc.         OH (1) (*)                   Primary Investments,      100%          HMO
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare of the        NC (1) (*)                   Primary Investments,      100%          HMO
Carolinas, Inc.                                            Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Healthcare of Georgia,   GA (1) (*)                   Primary Investments,      100%          HMO
Inc.                                                       Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
Advent HMO Corporation        ND (1) (*)                   Primary Investments,      100%          Inactive
                                                           Inc.
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------
U.S. Health Insurance         CT (1) (*)                   Primary Investments,      100%          Accident and health insurance
Company                                                    Inc.                                    company
----------------------------- ---------------------------- ------------------------- ------------- ---------------------------------

Item 27. Number of Contract Owners
----------------------------------

     As of December 31,1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

      (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------

Aetna Life                                         $1,325,661                                $96,924,599
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-4 (File No. 33-75964) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of February, 1997.


                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)


                               By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)


                               By:    Daniel P. Kearney*
                                      ----------------------------------
                                      Daniel P. Kearney
                                      President



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964) has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title                                                        Date
---------                         -----                                                        ----

Daniel P. Kearney*                Director and President                                        )
-------------------------------
Daniel P. Kearney                 (principal executive officer)                                 )
                                                                                                )
Timothy A. Holt*                  Director, Senior Vice President and                           )    February
-------------------------------
Timothy A. Holt                   Chief Financial Officer                                       )    11, 1997
                                                                                                )
Christopher J. Burns*             Director                                                      )
-------------------------------
Christopher J. Burns                                                                            )
                                                                                                )
Laura R. Estes*                   Director                                                      )
-------------------------------
Laura R. Estes                                                                                  )
                                                                                                )
Gail P. Johnson*                  Director                                                      )
-------------------------------
Gail P. Johnson                                                                                 )
                                                                                                )
John Y. Kim*                      Director                                                      )
-------------------------------
John Y. Kim                                                                                     )
                                                                                                )





Shaun P. Mathews*                 Director                                                      )
-------------------------------
Shaun P. Mathews                                                                                )
                                                                                                )
Glen Salow*                       Director                                                      )
-------------------------------
Glen Salow                                                                                      )
                                                                                                )
Creed R. Terry*                   Director                                                      )
-------------------------------
Creed R. Terry                                                                                  )
                                                                                                )
Deborah Koltenuk*                 Vice President and Treasurer, Corporate Controller            )
-------------------------------
Deborah Koltenuk                                                                                )


By:     /s/ Julie E. Rockmore
        -------------------------------------
        *Julie E. Rockmore
        Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT C
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and                      *
                       Annuity Company establishing Variable Annuity Account C

99-B.3.1               Form of Broker-Dealer Agreement                                                       *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling                         *
                       Agreement

99-B.4.1               Form of Variable Annuity Contract (G-CDA-HF)                                          *

99-B.4.2               Form of Variable Annuity Contract (IA-CDA-IA)                                         *

99-B.4.3               Form of Variable Annuity Contract (G-CDA-HD)                                          *

99-B.4.4               Form of Variable Annuity Contract (GIT-CDA-HO)
                                                                                                      -----------------

99-B.4.5               Form of Variable Annuity Contract (GLIT-CDA-HO)
                                                                                                      -----------------

99-B.4.6               Form of Variable Annuity Contract (GST-CDA-HO)
                                                                                                      -----------------

99-B.4.7               Form of Variable Annuity Contract (I-CDA-HD)
                                                                                                      -----------------

99-B.4.8               Endorsements (EIGET-IC(R), EIGF-IC and EGF-IC(SPD)) to                                *
                       Contract IA-CDA-IA

99-B.4.9               Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and                                    *
                       G-CDA-HF

99-B.4.10              Form of Endorsement (403(b)END(1/97)) to Contracts GIT-
                       CDA-HO, GLIT-CDA-HOand GST-CDA-HO
                                                                                                      -----------------

99-B.5                 Form of Variable Annuity Contract Application                                         *

99-B.6.1               Certification of Incorporation and By-Laws of Depositor                               *




*Incorporated by reference
**To be filed by amendment



Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           -----

99-B.6.2               Amendment of Certificate of Incorporation by Depositor
                                                                                                      -----------------

99-B.8.1               Fund Participation Agreement (Amended and Restated)                                   *
                       between Aetna Life Insurance and Annuity Company, Alger
                       American Fund and Fred Alger Management, Inc. dated March
                       31, 1995

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Calvert Asset Management
                       Company (Calvert Responsibility Invested Balanced
                       Portfolio, formerly Calvert Socially Responsible Series)
                       dated March 13, 1989 and amended December 27, 1993

99-B.8.3               Second Amendment dated January 1, 1996 to Fund                                        *
                       Participation Agreement between Aetna Life Insurance and
                       Annuity Company and Calvert Asset Management Company
                       (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March
                       13, 1989 and amended December 27, 1993

99-B.8.4               Fund Participation Agreement between Aetna Life Insurance
                       and Annuity Company, Variable Insurance Products Fund and
                       Fidelity Distributors Corporation dated February 1, 1994
                       and amended on December 15, 1994, February 1, 1995, May
                       1, 1995, January 1, 1996 and March 1, 1996
                                                                                                      -----------------

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance
                       and Annuity Company, Variable Insurance Products Fund II
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1. 1995,
                       May 1, 1995, January 1, 1996 and March 1,1996
                                                                                                      -----------------

99-B.8.6               Service Agreement between Aetna Life Insurance and                                    *
                       Annuity Company and Fidelity Investments Institutional
                       Operations Company dated as of November 1, 1995

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Franklin Advisers, Inc. dated
                       January 31, 1989


*Incorporated by reference
**To be filed by amendment







Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           ----

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Janus Aspen Series dated April
                       19, 1994 and amended March 1, 1996

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Lexington Management Corporation
                       regarding Natural Resources Trust dated December 1, 1988
                       and amended February 11, 1991

99-B.8.10              Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Advisers Management Trust (now
                       Neuberger & Berman Advisers Management Trust) dated April
                       14, 1989 and as assigned and modified on May 1, 1995

99-B.8.11              Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Scudder Variable Life Investment
                       Fund dated April 27, 1992 and amended February 19, 1993
                       and August 13, 1993

99-B.8.12              Amendment dated as of February 20, 1996 to Fund                                       *
                       Participation Agreement between Aetna Life Insurance
                       and Annuity Company and Scudder Variable Life Investment
                       Fund dated April 27, 1992 as amended February 19, 1993
                       and August 13, 1993

99-B.8.13              Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company, Investors Research Corporation and
                       TCI Portfolios, Inc. dated July 29, 1992 and amended
                       December 22, 1992 and June 1, 1994

99-B.9                 Opinion of Counsel                                                                    **

99-B.10.1              Consent of Independent Auditors                                                       **

99-B.10.2              Consent of Counsel                                                                    **

99-B.13                Schedule for Compensation of Performance Data                                         *

99-B.15.1              Powers of Attorney
                                                                                                      -----------------


*Incorporated by reference
**To be filed by amendment






Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           -----

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule                                                               **

*Incorporated by reference
**To be filed by amendment